Overview of consolidated entities (Tables)	12 Months Ended
Dec. 31, 2021
Overview of consolidated entites [abstract]
Schedule of Overview of consolidated entities

Name	Country of incorporation	% equity interest*
		2021	2020	2019
Materialise NV	Belgium	100%	100%	100%
Materialise SAS	France	100%	100%	100%
Materialise GmbH	Germany	100%	100%	100%
Materialise Japan K.K.	Japan	100%	100%	100%
Materialise s.r.o.	Czech Republic	100%	100%	100%
Materialise USA, LLC	United States	99%	99%	99%
Materialise UK Ltd	United Kingdom	100%	100%	100%
OBL SAS	France	100%	100%	100%
Materialise Austria GmbH	Austria	100%	100%	100%
Materialise Sdn. Bhd.	Malaysia	100%	100%	100%
Materialise Ukraine LLC	Ukraine	100%	100%	100%
RapidFit NV	Belgium	100%	83%	83%
Meridian Technique Ltd	United Kingdom	100%	100%	100%
OrthoView Holdings Ltd	United Kingdom	100%	100%	100%
Materialise SA	Poland	100%	100%	100%
Materialise Colombia SAS	Colombia	100%	100%	100%
Materialise Motion NV	Belgium	100%	100%	50%
Materialise Shanghai Co.Ltd	China	100%	100%	100%
Engimplan Engenharia de Implante Industria & Comércio Ltda	Brazil	100%	100%	75%
Engimplan Holding Ltda	Brazil	100%	100%	100%
Materialise Limited	South-Korea	100%	100%	—
Materialise Australia PTY Ltd	Australia	100%	100%	100%
Materialise S.R.L.	Italy	100%	100%	100%
ACTech GmbH	Germany	100%	100%	100%
ACTech Holding GmbH	Germany	100%	100%	100%
ACTech, Inc.	United States	100%	100%	100%
Tianjin Zhenyuan Materialise Medical Technology Ltd	China	51%	—	—

*	The overview provides the equity interest held as of 31 December of each respective year.